ALLOWANCES FOR DOUBTFUL RECEIVABLES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Analysis of allowances for accounts receivable is as follows:
Beginning of the year	$ 1,087,465	$ 3,189,110	$ 7,160,782
Reversal during the year	(1,053,041)	(2,026,567)	(3,823,744)
Foreign exchange effect	(24,261)	(75,078)	(147,928)
Closing balance	10,163	1,087,465	3,189,110
Allowances reversed during the period	$ 1,053,041	$ 2,026,567	$ 3,823,744